Marketable Securities	6 Months Ended
Jun. 30, 2022
Marketable Securities - InterCure Ltd [Abstract]
MARKETABLE SECURITIES
NOTE 4:	MARKETABLE SECURITIES

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	June 30,	December 31,
	2022	2021
	U.S. dollars in thousands
Marketable securities	2,810	3,158

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of June 30, 2022 the Company holds approximately 1% of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE”).

c.	Changes in marketable securities for the six months ended June 30, 2022 and same period in 2021 were all from changes in the fair value (no sales occurred). During the six and three months ended June 30, 2022, the Company recorded finance expense at the amount of $348 thousands and $572 thousands, respectively, with respect of marketable securities revaluation.